Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In July and August 2018, the Company repaid approximately $9.6 million short term bank loans and $0.8 million notes payable that become due. The Company also borrowed approximately $7.6 million short term bank loans, $3.5 million long term bank loans as well as approximately $1.4 million notes payable from various banks in China. All the loans and notes payable are guaranteed by its shareholders, related parties and third parties.